Shareholder Report	12 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Scottsdale Funds
Entity Central Index Key	0001021882
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000085513
Shareholder Report [Line Items]
Fund Name	Explorer Value™ Fund
Class Name	Investor Shares
Trading Symbol	VEVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Explorer Value Fund outperformed its benchmark index, the Russell 2500 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.

  For the benchmark index, 9 of the 11 industry sectors posted double-digit gains. Utilities and financials were the standout performers, each gaining more than 30%. Only energy finished in negative territory.

  Compared with its benchmark index, the Fund’s security selection in industrials, energy, materials, and financials added the most to results. Holdings in health care detracted the most.

Line Graph [Table Text Block]
	Investor Shares	Russell 2500 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$9,836	$9,847	$10,300
2015	$10,283	$10,187	$10,593
2015	$10,415	$10,268	$10,679
2015	$9,688	$9,523	$10,029
2015	$10,245	$9,895	$10,557
2016	$9,164	$8,958	$9,753
2016	$10,263	$10,122	$10,691
2016	$10,793	$10,741	$11,167
2016	$11,477	$11,493	$11,427
2017	$11,906	$12,108	$12,314
2017	$11,927	$11,740	$12,579
2017	$12,049	$11,935	$12,958
2017	$13,165	$12,994	$13,974
2018	$12,966	$12,562	$14,313
2018	$13,881	$13,366	$14,477
2018	$14,712	$14,015	$15,584
2018	$12,948	$12,854	$14,742
2019	$13,247	$13,108	$15,028
2019	$12,654	$12,377	$14,828
2019	$13,227	$12,618	$15,775
2019	$14,139	$13,714	$17,008
2020	$12,670	$12,300	$16,045
2020	$11,047	$10,932	$16,504
2020	$12,153	$11,992	$19,120
2020	$13,969	$13,853	$20,228
2021	$17,090	$16,492	$21,741
2021	$18,958	$18,420	$23,761
2021	$18,703	$18,288	$25,491
2021	$18,428	$17,997	$25,586
2022	$18,876	$18,264	$24,336
2022	$17,987	$17,718	$22,812
2022	$16,824	$16,763	$21,991
2022	$17,806	$17,496	$22,706
2023	$18,048	$17,588	$22,332
2023	$16,234	$15,993	$23,250
2023	$18,074	$17,726	$25,234
2023	$17,497	$17,273	$25,573
2024	$19,677	$19,294	$28,719
2024	$20,484	$19,771	$29,685
2024	$21,842	$20,941	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	20.84%	10.55%	8.13%
Russell 2500 Value Index	18.14%	10.66%	7.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

Material Change Date		Aug. 31, 2023
AssetsNet	$ 1,123,000,000
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 2,722,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$1,123
Number of Portfolio Holdings	178
Portfolio Turnover Rate	65%
Total Investment Advisory Fees (in thousands)	$2,722

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Communication Services	3.8%
Consumer Discretionary	17.2%
Consumer Staples	1.9%
Energy	3.8%
Financials	21.4%
Health Care	6.8%
Industrials	16.0%
Information Technology	9.4%
Materials	5.2%
Other	0.7%
Real Estate	8.2%
Utilities	1.4%
Other Assets and Liabilities—Net	4.2%

Material Fund Change [Text Block]

How has the Fund changed?

Cardinal Capital Management LLC was removed as an investment advisor to the Fund, and Wellington Management Company LLP was added to manage a portion of the Fund's assets.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]	Cardinal Capital Management LLC was removed as an investment advisor to the Fund, and Wellington Management Company LLP was added to manage a portion of the Fund's assets.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092010
Shareholder Report [Line Items]
Fund Name	Russell 1000 Index Fund
Class Name	ETF Shares
Trading Symbol	VONE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. Technology stocks were a standout, rising more than 38%. Financials, industrials, and consumer discretionary were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,327	$10,328	$10,300
2015	$10,595	$10,600	$10,593
2015	$10,672	$10,680	$10,679
2015	$10,029	$10,040	$10,029
2015	$10,575	$10,589	$10,557
2016	$9,818	$9,836	$9,753
2016	$10,726	$10,763	$10,691
2016	$11,172	$11,214	$11,167
2016	$11,392	$11,437	$11,427
2017	$12,294	$12,347	$12,314
2017	$12,587	$12,644	$12,579
2017	$12,963	$13,025	$12,958
2017	$13,951	$14,023	$13,974
2018	$14,330	$14,408	$14,313
2018	$14,408	$14,490	$14,477
2018	$15,513	$15,607	$15,584
2018	$14,761	$14,854	$14,742
2019	$15,032	$15,128	$15,028
2019	$14,897	$14,992	$14,828
2019	$15,893	$15,996	$15,775
2019	$17,133	$17,246	$17,008
2020	$16,200	$16,311	$16,045
2020	$16,751	$16,872	$16,504
2020	$19,451	$19,595	$19,120
2020	$20,439	$20,593	$20,228
2021	$21,738	$21,904	$21,741
2021	$23,881	$24,070	$23,761
2021	$25,702	$25,914	$25,491
2021	$25,871	$26,085	$25,586
2022	$24,701	$24,908	$24,336
2022	$23,216	$23,418	$22,812
2022	$22,357	$22,555	$21,991
2022	$23,095	$23,305	$22,706
2023	$22,656	$22,865	$22,332
2023	$23,769	$23,991	$23,250
2023	$25,787	$26,029	$25,234
2023	$26,225	$26,467	$25,573
2024	$29,403	$29,681	$28,719
2024	$30,418	$30,711	$29,685
2024	$32,632	$32,952	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	26.54%	15.47%	12.55%
ETF Shares Market Price	26.51%	15.49%	12.55%
Russell 1000 Index	26.60%	15.55%	12.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

Material Change Date		Aug. 31, 2023
AssetsNet	$ 7,364,000,000
Holdings Count | Holding	1,017
Advisory Fees Paid, Amount	$ 130,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$7,364
Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$130

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.6%
Consumer Discretionary	13.6%
Consumer Staples	4.5%
Energy	3.7%
Financials	11.0%
Health Care	11.6%
Industrials	12.5%
Real Estate	2.6%
Technology	34.0%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092009
Shareholder Report [Line Items]
Fund Name	Russell 1000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. Technology stocks were a standout, rising more than 38%. Financials, industrials, and consumer discretionary were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	Institutional Shares	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,163,556	$5,164,152	$5,149,970
2015	$5,298,555	$5,300,123	$5,296,387
2015	$5,337,556	$5,340,240	$5,339,270
2015	$5,016,431	$5,019,780	$5,014,635
2015	$5,290,596	$5,294,644	$5,278,715
2016	$4,912,340	$4,917,850	$4,876,502
2016	$5,367,737	$5,381,660	$5,345,687
2016	$5,591,715	$5,606,761	$5,583,250
2016	$5,702,064	$5,718,680	$5,713,465
2017	$6,153,986	$6,173,324	$6,157,003
2017	$6,300,949	$6,322,200	$6,289,526
2017	$6,489,876	$6,512,728	$6,479,153
2017	$6,985,306	$7,011,469	$6,986,758
2018	$7,175,963	$7,204,234	$7,156,448
2018	$7,215,101	$7,244,977	$7,238,490
2018	$7,769,693	$7,803,408	$7,791,807
2018	$7,393,487	$7,426,874	$7,370,849
2019	$7,529,943	$7,563,882	$7,513,886
2019	$7,461,884	$7,496,146	$7,413,868
2019	$7,960,248	$7,997,776	$7,887,636
2019	$8,581,419	$8,622,848	$8,503,993
2020	$8,115,118	$8,155,674	$8,022,485
2020	$8,394,245	$8,435,988	$8,252,119
2020	$9,747,574	$9,797,369	$9,560,204
2020	$10,242,728	$10,296,410	$10,113,778
2021	$10,893,925	$10,951,761	$10,870,677
2021	$11,969,126	$12,034,922	$11,880,373
2021	$12,882,624	$12,957,223	$12,745,499
2021	$12,967,333	$13,042,476	$12,792,805
2022	$12,380,615	$12,454,239	$12,167,896
2022	$11,637,325	$11,709,045	$11,405,976
2022	$11,206,678	$11,277,353	$10,995,291
2022	$11,577,969	$11,652,679	$11,353,208
2023	$11,357,256	$11,432,251	$11,166,029
2023	$11,915,528	$11,995,642	$11,625,045
2023	$12,926,541	$13,014,456	$12,616,765
2023	$13,145,817	$13,233,429	$12,786,375
2024	$14,739,951	$14,840,731	$14,359,475
2024	$15,248,641	$15,355,288	$14,842,617
2024	$16,358,904	$16,475,850	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	26.55%	15.50%	12.58%
Russell 1000 Index	26.60%	15.55%	12.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

Material Change Date		Aug. 31, 2023
AssetsNet	$ 7,364,000,000
Holdings Count | Holding	1,017
Advisory Fees Paid, Amount	$ 130,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$7,364
Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$130

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.6%
Consumer Discretionary	13.6%
Consumer Staples	4.5%
Energy	3.7%
Financials	11.0%
Health Care	11.6%
Industrials	12.5%
Real Estate	2.6%
Technology	34.0%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092012
Shareholder Report [Line Items]
Fund Name	Russell 1000 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VONV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Value Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. The financial sector was a standout, rising almost 40%. Industrials, technology, and health care were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,217	$10,219	$10,300
2015	$10,342	$10,348	$10,593
2015	$10,417	$10,426	$10,679
2015	$9,641	$9,652	$10,029
2015	$10,093	$10,105	$10,557
2016	$9,360	$9,375	$9,753
2016	$10,387	$10,420	$10,691
2016	$10,861	$10,899	$11,167
2016	$11,276	$11,320	$11,427
2017	$12,056	$12,105	$12,314
2017	$11,896	$11,948	$12,579
2017	$12,105	$12,161	$12,958
2017	$12,936	$12,998	$13,974
2018	$12,977	$13,044	$14,313
2018	$12,865	$12,933	$14,477
2018	$13,602	$13,677	$15,584
2018	$13,304	$13,383	$14,742
2019	$13,379	$13,456	$15,028
2019	$13,045	$13,120	$14,828
2019	$13,684	$13,762	$15,775
2019	$14,812	$14,899	$17,008
2020	$13,448	$13,529	$16,045
2020	$12,822	$12,905	$16,504
2020	$13,786	$13,877	$19,120
2020	$15,051	$15,156	$20,228
2021	$16,418	$16,535	$21,741
2021	$18,496	$18,633	$23,761
2021	$18,793	$18,935	$25,491
2021	$18,385	$18,527	$25,586
2022	$18,861	$19,014	$24,336
2022	$18,649	$18,807	$22,812
2022	$17,605	$17,756	$21,991
2022	$18,807	$18,976	$22,706
2023	$18,316	$18,480	$22,332
2023	$17,790	$17,952	$23,250
2023	$19,110	$19,282	$25,234
2023	$19,060	$19,233	$25,573
2024	$20,874	$21,069	$28,719
2024	$21,644	$21,849	$29,685
2024	$23,135	$23,360	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.06%	11.07%	8.75%
ETF Shares Market Price	21.03%	11.08%	8.75%
Russell 1000 Value Index	21.15%	11.16%	8.85%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 10,809,000,000
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 189,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,809
Number of Portfolio Holdings	881
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$189

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	2.9%
Consumer Discretionary	9.7%
Consumer Staples	6.7%
Energy	7.1%
Financials	19.9%
Health Care	15.2%
Industrials	18.1%
Real Estate	4.8%
Technology	6.9%
Telecommunications	3.6%
Utilities	4.9%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092011
Shareholder Report [Line Items]
Fund Name	Russell 1000 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VRVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Value Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. The financial sector was a standout, rising almost 40%. Industrials, technology, and health care were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	Institutional Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,108,821	$5,109,389	$5,149,970
2015	$5,172,382	$5,174,051	$5,296,387
2015	$5,210,333	$5,213,240	$5,339,270
2015	$4,822,732	$4,825,931	$5,014,635
2015	$5,049,669	$5,052,639	$5,278,715
2016	$4,683,714	$4,687,326	$4,876,502
2016	$5,198,142	$5,210,223	$5,345,687
2016	$5,435,960	$5,449,564	$5,583,250
2016	$5,644,305	$5,659,834	$5,713,465
2017	$6,034,774	$6,052,563	$6,157,003
2017	$5,955,208	$5,973,803	$6,289,526
2017	$6,060,778	$6,080,490	$6,479,153
2017	$6,477,189	$6,499,136	$6,986,758
2018	$6,498,585	$6,521,897	$7,156,448
2018	$6,442,021	$6,466,481	$7,238,490
2018	$6,811,801	$6,838,675	$7,791,807
2018	$6,663,093	$6,691,401	$7,370,849
2019	$6,701,617	$6,727,982	$7,513,886
2019	$6,533,870	$6,560,141	$7,413,868
2019	$6,853,253	$6,880,875	$7,887,636
2019	$7,418,583	$7,449,380	$8,503,993
2020	$6,735,738	$6,764,294	$8,022,485
2020	$6,425,490	$6,452,604	$8,252,119
2020	$6,909,070	$6,938,697	$9,560,204
2020	$7,544,155	$7,577,767	$10,113,778
2021	$8,229,505	$8,267,385	$10,870,677
2021	$9,271,342	$9,316,476	$11,880,373
2021	$9,420,334	$9,467,498	$12,745,499
2021	$9,216,850	$9,263,583	$12,792,805
2022	$9,455,262	$9,506,973	$12,167,896
2022	$9,350,260	$9,403,290	$11,405,976
2022	$8,826,639	$8,878,130	$10,995,291
2022	$9,431,542	$9,488,145	$11,353,208
2023	$9,183,394	$9,239,827	$11,166,029
2023	$8,920,339	$8,975,786	$11,625,045
2023	$9,581,127	$9,641,123	$12,616,765
2023	$9,555,612	$9,616,721	$12,786,375
2024	$10,466,891	$10,534,721	$14,359,475
2024	$10,852,765	$10,924,576	$14,842,617
2024	$11,601,352	$11,680,180	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	21.09%	11.10%	8.78%
Russell 1000 Value Index	21.15%	11.16%	8.85%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 10,809,000,000
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 189,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,809
Number of Portfolio Holdings	881
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$189

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	2.9%
Consumer Discretionary	9.7%
Consumer Staples	6.7%
Energy	7.1%
Financials	19.9%
Health Care	15.2%
Industrials	18.1%
Real Estate	4.8%
Technology	6.9%
Telecommunications	3.6%
Utilities	4.9%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092014
Shareholder Report [Line Items]
Fund Name	Russell 1000 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VONG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Growth Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive gains. Technology was a standout, rising more than 40%. Consumer discretionary, health care, and industrials were also strong contributors.

  The benchmark’s 10-year annualized return was roughly half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,433	$10,435	$10,300
2015	$10,839	$10,846	$10,593
2015	$10,918	$10,928	$10,679
2015	$10,411	$10,426	$10,029
2015	$11,055	$11,074	$10,557
2016	$10,278	$10,298	$9,753
2016	$11,079	$11,104	$10,691
2016	$11,497	$11,525	$11,167
2016	$11,510	$11,541	$11,427
2017	$12,542	$12,579	$12,314
2017	$13,310	$13,354	$12,579
2017	$13,873	$13,924	$12,958
2017	$15,039	$15,096	$13,974
2018	$15,798	$15,864	$14,313
2018	$16,090	$16,162	$14,477
2018	$17,631	$17,715	$15,584
2018	$16,313	$16,393	$14,742
2019	$16,828	$16,915	$15,028
2019	$16,942	$17,033	$14,828
2019	$18,372	$18,472	$15,775
2019	$19,727	$19,837	$17,008
2020	$19,355	$19,470	$16,045
2020	$21,371	$21,505	$16,504
2020	$26,489	$26,662	$19,120
2020	$26,878	$27,058	$20,228
2021	$27,894	$28,086	$21,741
2021	$29,878	$30,091	$23,761
2021	$34,013	$34,268	$25,491
2021	$35,100	$35,365	$25,586
2022	$31,374	$31,611	$24,336
2022	$27,992	$28,210	$22,812
2022	$27,514	$27,737	$21,991
2022	$27,487	$27,712	$22,706
2023	$27,170	$27,394	$22,332
2023	$30,644	$30,903	$23,250
2023	$33,531	$33,822	$25,234
2023	$34,673	$34,964	$25,573
2024	$39,635	$39,976	$28,719
2024	$40,924	$41,287	$29,685
2024	$43,827	$44,223	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	30.70%	18.99%	15.92%
ETF Shares Market Price	30.62%	19.01%	15.92%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 29,476,000,000
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 476,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$29,476
Number of Portfolio Holdings	398
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$476

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	0.4%
Consumer Discretionary	17.3%
Consumer Staples	2.5%
Energy	0.5%
Financials	2.8%
Health Care	8.1%
Industrials	7.3%
Real Estate	0.6%
Technology	59.4%
Telecommunications	0.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092013
Shareholder Report [Line Items]
Fund Name	Russell 1000 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VRGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Growth Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive gains. Technology was a standout, rising more than 40%. Consumer discretionary, health care, and industrials were also strong contributors.

  The benchmark’s 10-year annualized return was roughly half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	Institutional Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,216,478	$5,217,573	$5,149,970
2015	$5,420,698	$5,423,038	$5,296,387
2015	$5,460,802	$5,464,056	$5,339,270
2015	$5,207,748	$5,212,791	$5,014,635
2015	$5,530,520	$5,537,084	$5,278,715
2016	$5,142,524	$5,149,045	$4,876,502
2016	$5,544,074	$5,551,874	$5,345,687
2016	$5,753,717	$5,762,327	$5,583,250
2016	$5,760,923	$5,770,476	$5,713,465
2017	$6,278,109	$6,289,598	$6,157,003
2017	$6,662,982	$6,677,075	$6,289,526
2017	$6,945,732	$6,961,810	$6,479,153
2017	$7,530,201	$7,548,134	$6,986,758
2018	$7,911,123	$7,932,078	$7,156,448
2018	$8,057,558	$8,080,828	$7,238,490
2018	$8,830,682	$8,857,322	$7,791,807
2018	$8,170,904	$8,196,461	$7,370,849
2019	$8,429,509	$8,457,301	$7,513,886
2019	$8,487,544	$8,516,688	$7,413,868
2019	$9,202,414	$9,235,827	$7,887,636
2019	$9,881,489	$9,918,712	$8,503,993
2020	$9,695,828	$9,734,977	$8,022,485
2020	$10,707,951	$10,752,528	$8,252,119
2020	$13,273,265	$13,331,042	$9,560,204
2020	$13,468,225	$13,528,962	$10,113,778
2021	$13,978,056	$14,043,220	$10,870,677
2021	$14,973,392	$15,045,367	$11,880,373
2021	$17,045,099	$17,133,751	$12,745,499
2021	$17,591,353	$17,682,550	$12,792,805
2022	$15,722,593	$15,805,618	$12,167,896
2022	$14,028,639	$14,104,811	$11,405,976
2022	$13,791,026	$13,868,703	$10,995,291
2022	$13,777,419	$13,856,113	$11,353,208
2023	$13,617,252	$13,697,166	$11,166,029
2023	$15,358,312	$15,451,375	$11,625,045
2023	$16,806,364	$16,910,960	$12,616,765
2023	$17,379,464	$17,482,007	$12,786,375
2024	$19,867,309	$19,988,111	$14,359,475
2024	$20,514,239	$20,643,259	$14,842,617
2024	$21,969,145	$22,111,579	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	30.72%	19.01%	15.95%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 29,476,000,000
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 476,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$29,476
Number of Portfolio Holdings	398
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$476

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	0.4%
Consumer Discretionary	17.3%
Consumer Staples	2.5%
Energy	0.5%
Financials	2.8%
Health Care	8.1%
Industrials	7.3%
Real Estate	0.6%
Technology	59.4%
Telecommunications	0.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092016
Shareholder Report [Line Items]
Fund Name	Russell 2000 Index Fund
Class Name	ETF Shares
Trading Symbol	VTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, 10 of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Industrials, health care, and technology were also strong contributors. Energy was the lone detractor.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,025	$10,023	$10,300
2015	$10,570	$10,570	$10,593
2015	$10,720	$10,719	$10,679
2015	$10,003	$10,003	$10,029
2015	$10,374	$10,375	$10,557
2016	$8,990	$8,987	$9,753
2016	$10,081	$10,079	$10,691
2016	$10,866	$10,862	$11,167
2016	$11,632	$11,628	$11,427
2017	$12,237	$12,232	$12,314
2017	$12,138	$12,131	$12,579
2017	$12,489	$12,483	$12,958
2017	$13,770	$13,760	$13,974
2018	$13,528	$13,518	$14,313
2018	$14,664	$14,650	$14,477
2018	$15,673	$15,659	$15,584
2018	$13,852	$13,839	$14,742
2019	$14,287	$14,272	$15,028
2019	$13,343	$13,325	$14,828
2019	$13,661	$13,640	$15,775
2019	$14,906	$14,879	$17,008
2020	$13,597	$13,570	$16,045
2020	$12,893	$12,866	$16,504
2020	$14,497	$14,461	$19,120
2020	$16,951	$16,901	$20,228
2021	$20,553	$20,490	$21,741
2021	$21,235	$21,174	$23,761
2021	$21,332	$21,270	$25,491
2021	$20,685	$20,624	$25,586
2022	$19,310	$19,258	$24,336
2022	$17,640	$17,592	$22,812
2022	$17,518	$17,466	$21,991
2022	$17,995	$17,940	$22,706
2023	$18,165	$18,100	$22,332
2023	$16,832	$16,769	$23,250
2023	$18,351	$18,278	$25,234
2023	$17,551	$17,480	$25,573
2024	$19,999	$19,919	$28,719
2024	$20,226	$20,142	$29,685
2024	$21,746	$21,655	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.50%	9.74%	8.08%
ETF Shares Market Price	18.41%	9.74%	8.08%
Russell 2000 Index	18.47%	9.68%	8.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 10,771,000,000
Holdings Count | Holding	2,002
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,771
Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$179

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	4.1%
Consumer Discretionary	11.7%
Consumer Staples	2.5%
Energy	6.0%
Financials	17.4%
Health Care	17.4%
Industrials	18.4%
Other	0.0%
Real Estate	6.5%
Technology	10.7%
Telecommunications	1.7%
Utilities	3.2%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092015
Shareholder Report [Line Items]
Fund Name	Russell 2000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, 10 of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Industrials, health care, and technology were also strong contributors. Energy was the lone detractor.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	Institutional Shares	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,013,107	$5,011,673	$5,149,970
2015	$5,287,044	$5,284,867	$5,296,387
2015	$5,362,662	$5,359,435	$5,339,270
2015	$5,005,452	$5,001,446	$5,014,635
2015	$5,191,849	$5,187,440	$5,278,715
2016	$4,500,055	$4,493,529	$4,876,502
2016	$5,047,357	$5,039,331	$5,345,687
2016	$5,440,463	$5,431,219	$5,583,250
2016	$5,825,268	$5,813,918	$5,713,465
2017	$6,129,157	$6,116,197	$6,157,003
2017	$6,080,924	$6,065,407	$6,289,526
2017	$6,258,110	$6,241,271	$6,479,153
2017	$6,901,268	$6,880,031	$6,986,758
2018	$6,780,987	$6,759,072	$7,156,448
2018	$7,351,115	$7,324,864	$7,238,490
2018	$7,859,060	$7,829,512	$7,791,807
2018	$6,946,799	$6,919,499	$7,370,849
2019	$7,165,467	$7,136,183	$7,513,886
2019	$6,691,817	$6,662,331	$7,413,868
2019	$6,851,032	$6,820,055	$7,887,636
2019	$7,474,424	$7,439,439	$8,503,993
2020	$6,819,364	$6,784,815	$8,022,485
2020	$6,466,799	$6,433,229	$8,252,119
2020	$7,272,156	$7,230,648	$9,560,204
2020	$8,502,845	$8,450,747	$10,113,778
2021	$10,311,216	$10,244,841	$10,870,677
2021	$10,653,769	$10,586,811	$11,880,373
2021	$10,703,652	$10,634,921	$12,745,499
2021	$10,378,720	$10,312,028	$12,792,805
2022	$9,689,279	$9,629,139	$12,167,896
2022	$8,851,346	$8,796,037	$11,405,976
2022	$8,790,345	$8,732,995	$10,995,291
2022	$9,031,566	$8,970,070	$11,353,208
2023	$9,115,507	$9,049,939	$11,166,029
2023	$8,446,791	$8,384,436	$11,625,045
2023	$9,209,112	$9,139,232	$12,616,765
2023	$8,808,139	$8,739,989	$12,786,375
2024	$10,037,812	$9,959,399	$14,359,475
2024	$10,151,600	$10,070,971	$14,842,617
2024	$10,915,364	$10,827,352	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	18.53%	9.76%	8.12%
Russell 2000 Index	18.47%	9.68%	8.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 10,771,000,000
Holdings Count | Holding	2,002
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,771
Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$179

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	4.1%
Consumer Discretionary	11.7%
Consumer Staples	2.5%
Energy	6.0%
Financials	17.4%
Health Care	17.4%
Industrials	18.4%
Other	0.0%
Real Estate	6.5%
Technology	10.7%
Telecommunications	1.7%
Utilities	3.2%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092017
Shareholder Report [Line Items]
Fund Name	Russell 2000 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VTWV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Value Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, nine of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Industrials, real estate, and consumer discretionary were also strong contributors. Energy and technology detracted.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$9,927	$9,930	$10,300
2015	$10,224	$10,231	$10,593
2015	$10,257	$10,266	$10,679
2015	$9,490	$9,505	$10,029
2015	$9,945	$9,965	$10,557
2016	$8,846	$8,866	$9,753
2016	$9,958	$9,984	$10,691
2016	$10,783	$10,817	$11,167
2016	$11,905	$11,943	$11,427
2017	$12,484	$12,526	$12,314
2017	$12,040	$12,081	$12,579
2017	$12,229	$12,273	$12,958
2017	$13,487	$13,540	$13,974
2018	$12,849	$12,897	$14,313
2018	$14,000	$14,056	$14,477
2018	$14,671	$14,733	$15,584
2018	$13,231	$13,292	$14,742
2019	$13,405	$13,468	$15,028
2019	$12,406	$12,465	$14,828
2019	$12,480	$12,539	$15,775
2019	$13,753	$13,819	$17,008
2020	$12,157	$12,216	$16,045
2020	$10,587	$10,634	$16,504
2020	$11,725	$11,769	$19,120
2020	$13,812	$13,867	$20,228
2021	$17,163	$17,233	$21,741
2021	$18,990	$19,076	$23,761
2021	$18,683	$18,771	$25,491
2021	$18,353	$18,444	$25,586
2022	$18,276	$18,376	$24,336
2022	$17,511	$17,613	$22,812
2022	$16,762	$16,860	$21,991
2022	$17,462	$17,569	$22,706
2023	$17,470	$17,568	$22,332
2023	$15,502	$15,589	$23,250
2023	$17,130	$17,226	$25,234
2023	$16,644	$16,737	$25,573
2024	$18,445	$18,553	$28,719
2024	$18,865	$18,980	$29,685
2024	$20,413	$20,542	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.17%	10.34%	7.40%
ETF Shares Market Price	19.23%	10.36%	7.41%
Russell 2000 Value Index	19.25%	10.38%	7.46%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 908,000,000
Holdings Count | Holding	1,453
Advisory Fees Paid, Amount	$ 18,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$908
Number of Portfolio Holdings	1,453
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$18

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	3.9%
Consumer Discretionary	13.1%
Consumer Staples	2.1%
Energy	7.8%
Financials	27.7%
Health Care	9.2%
Industrials	12.6%
Other	0.0%
Real Estate	11.6%
Technology	4.1%
Telecommunications	2.3%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092018
Shareholder Report [Line Items]
Fund Name	Russell 2000 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Value Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, nine of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Industrials, real estate, and consumer discretionary were also strong contributors. Energy and technology detracted.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	Institutional Shares	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$4,965,059	$4,965,221	$5,149,970
2015	$5,115,546	$5,115,597	$5,296,387
2015	$5,132,895	$5,133,003	$5,339,270
2015	$4,751,515	$4,752,488	$5,014,635
2015	$4,981,173	$4,982,577	$5,278,715
2016	$4,432,200	$4,432,871	$4,876,502
2016	$4,990,506	$4,991,832	$5,345,687
2016	$5,405,385	$5,408,300	$5,583,250
2016	$5,969,690	$5,971,478	$5,713,465
2017	$6,261,798	$6,263,005	$6,157,003
2017	$6,041,229	$6,040,291	$6,289,526
2017	$6,137,842	$6,136,529	$6,479,153
2017	$6,771,677	$6,770,035	$6,986,758
2018	$6,452,159	$6,448,662	$7,156,448
2018	$7,032,351	$7,027,953	$7,238,490
2018	$7,371,417	$7,366,741	$7,791,807
2018	$6,649,406	$6,646,207	$7,370,849
2019	$6,739,142	$6,733,866	$7,513,886
2019	$6,237,252	$6,232,670	$7,413,868
2019	$6,274,605	$6,269,724	$7,887,636
2019	$6,914,699	$6,909,382	$8,503,993
2020	$6,113,779	$6,108,133	$8,022,485
2020	$5,326,152	$5,317,028	$8,252,119
2020	$5,900,208	$5,884,631	$9,560,204
2020	$6,951,395	$6,933,473	$10,113,778
2021	$8,639,703	$8,616,358	$10,870,677
2021	$9,561,322	$9,537,874	$11,880,373
2021	$9,408,403	$9,385,499	$12,745,499
2021	$9,243,574	$9,222,017	$12,792,805
2022	$9,205,709	$9,188,043	$12,167,896
2022	$8,822,573	$8,806,665	$11,405,976
2022	$8,445,861	$8,429,810	$10,995,291
2022	$8,801,751	$8,784,320	$11,353,208
2023	$8,805,411	$8,783,939	$11,166,029
2023	$7,814,839	$7,794,324	$11,625,045
2023	$8,636,424	$8,613,116	$12,616,765
2023	$8,391,960	$8,368,585	$12,786,375
2024	$9,302,886	$9,276,566	$14,359,475
2024	$9,516,559	$9,490,130	$14,842,617
2024	$10,299,561	$10,270,808	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	19.26%	10.42%	7.49%
Russell 2000 Value Index	19.25%	10.38%	7.46%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 908,000,000
Holdings Count | Holding	1,453
Advisory Fees Paid, Amount	$ 18,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$908
Number of Portfolio Holdings	1,453
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$18

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	3.9%
Consumer Discretionary	13.1%
Consumer Staples	2.1%
Energy	7.8%
Financials	27.7%
Health Care	9.2%
Industrials	12.6%
Other	0.0%
Real Estate	11.6%
Technology	4.1%
Telecommunications	2.3%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092020
Shareholder Report [Line Items]
Fund Name	Russell 2000 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VTWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Growth Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, nine of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Technology, industrials, and health care were also strong contributors. Energy and telecommunications detracted.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,119	$10,116	$10,300
2015	$10,914	$10,911	$10,593
2015	$11,181	$11,176	$10,679
2015	$10,517	$10,511	$10,029
2015	$10,792	$10,787	$10,557
2016	$9,104	$9,095	$9,753
2016	$10,168	$10,156	$10,691
2016	$10,897	$10,884	$11,167
2016	$11,298	$11,281	$11,427
2017	$11,922	$11,906	$12,314
2017	$12,175	$12,157	$12,579
2017	$12,683	$12,668	$12,958
2017	$13,970	$13,954	$13,974
2018	$14,115	$14,101	$14,313
2018	$15,220	$15,206	$14,477
2018	$16,575	$16,559	$15,584
2018	$14,363	$14,346	$14,742
2019	$15,061	$15,046	$15,028
2019	$14,178	$14,159	$14,828
2019	$14,758	$14,734	$15,775
2019	$15,944	$15,914	$17,008
2020	$14,966	$14,937	$16,045
2020	$15,227	$15,196	$16,504
2020	$17,314	$17,280	$19,120
2020	$20,090	$20,043	$20,228
2021	$23,789	$23,731	$21,741
2021	$22,877	$22,815	$23,761
2021	$23,491	$23,433	$25,491
2021	$22,490	$22,438	$25,586
2022	$19,644	$19,602	$24,336
2022	$16,983	$16,949	$22,812
2022	$17,552	$17,514	$21,991
2022	$17,775	$17,736	$22,706
2023	$18,097	$18,050	$22,332
2023	$17,451	$17,404	$23,250
2023	$18,757	$18,701	$25,234
2023	$17,640	$17,588	$25,573
2024	$20,674	$20,611	$28,719
2024	$20,667	$20,603	$29,685
2024	$22,075	$22,006	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.69%	8.39%	8.24%
ETF Shares Market Price	17.71%	8.41%	8.25%
Russell 2000 Growth Index	17.67%	8.35%	8.21%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 1,252,000,000
Holdings Count | Holding	1,135
Advisory Fees Paid, Amount	$ 22,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$1,252
Number of Portfolio Holdings	1,135
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$22

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	4.3%
Consumer Discretionary	10.4%
Consumer Staples	2.9%
Energy	4.1%
Financials	7.3%
Health Care	25.6%
Industrials	24.3%
Other	0.0%
Real Estate	1.5%
Technology	17.4%
Telecommunications	1.1%
Utilities	0.9%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092019
Shareholder Report [Line Items]
Fund Name	Russell 2000 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Growth Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, nine of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Technology, industrials, and health care were also strong contributors. Energy and telecommunications detracted.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	Institutional Shares	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,060,969	$5,058,245	$5,149,970
2015	$5,460,143	$5,455,624	$5,296,387
2015	$5,594,900	$5,588,235	$5,339,270
2015	$5,264,495	$5,255,553	$5,014,635
2015	$5,404,005	$5,393,576	$5,278,715
2016	$4,560,166	$4,547,419	$4,876,502
2016	$5,094,669	$5,077,809	$5,345,687
2016	$5,461,582	$5,442,193	$5,583,250
2016	$5,664,422	$5,640,701	$5,713,465
2017	$5,978,509	$5,952,954	$6,157,003
2017	$6,107,510	$6,078,609	$6,289,526
2017	$6,364,181	$6,333,937	$6,479,153
2017	$7,012,860	$6,977,017	$6,986,758
2018	$7,087,190	$7,050,717	$7,156,448
2018	$7,644,513	$7,602,996	$7,238,490
2018	$8,327,461	$8,279,466	$7,791,807
2018	$7,218,024	$7,173,045	$7,370,849
2019	$7,570,792	$7,522,803	$7,513,886
2019	$7,127,888	$7,079,641	$7,413,868
2019	$7,419,262	$7,367,201	$7,887,636
2019	$8,016,765	$7,956,948	$8,503,993
2020	$7,526,442	$7,468,494	$8,022,485
2020	$7,660,087	$7,598,169	$8,252,119
2020	$8,712,029	$8,640,066	$9,560,204
2020	$10,110,259	$10,021,406	$10,113,778
2021	$11,973,847	$11,865,700	$10,870,677
2021	$11,516,584	$11,407,538	$11,880,373
2021	$11,828,450	$11,716,721	$12,745,499
2021	$11,325,946	$11,219,026	$12,792,805
2022	$9,893,801	$9,800,984	$12,167,896
2022	$8,555,282	$8,474,673	$11,405,976
2022	$8,842,928	$8,757,069	$10,995,291
2022	$8,957,955	$8,867,814	$11,353,208
2023	$9,120,832	$9,025,227	$11,166,029
2023	$8,797,060	$8,701,833	$11,625,045
2023	$9,456,588	$9,350,439	$12,616,765
2023	$8,894,720	$8,793,905	$12,786,375
2024	$10,426,510	$10,305,361	$14,359,475
2024	$10,425,380	$10,301,479	$14,842,617
2024	$11,137,750	$11,003,000	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	17.78%	8.46%	8.34%
Russell 2000 Growth Index	17.67%	8.35%	8.21%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 1,252,000,000
Holdings Count | Holding	1,135
Advisory Fees Paid, Amount	$ 22,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$1,252
Number of Portfolio Holdings	1,135
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$22

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	4.3%
Consumer Discretionary	10.4%
Consumer Staples	2.9%
Energy	4.1%
Financials	7.3%
Health Care	25.6%
Industrials	24.3%
Other	0.0%
Real Estate	1.5%
Technology	17.4%
Telecommunications	1.1%
Utilities	0.9%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092022
Shareholder Report [Line Items]
Fund Name	Russell 3000 Index Fund
Class Name	ETF Shares
Trading Symbol	VTHR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 3000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. The technology sector was a standout, rising more than 37%. Financials, industrials, and consumer discretionary were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,303	$10,305	$10,300
2015	$10,591	$10,598	$10,593
2015	$10,673	$10,683	$10,679
2015	$10,021	$10,036	$10,029
2015	$10,553	$10,571	$10,557
2016	$9,751	$9,767	$9,753
2016	$10,672	$10,707	$10,691
2016	$11,143	$11,184	$11,167
2016	$11,404	$11,449	$11,427
2017	$12,283	$12,335	$12,314
2017	$12,544	$12,601	$12,579
2017	$12,917	$12,980	$12,958
2017	$13,924	$13,999	$13,974
2018	$14,254	$14,336	$14,313
2018	$14,414	$14,499	$14,477
2018	$15,510	$15,608	$15,584
2018	$14,675	$14,773	$14,742
2019	$14,957	$15,060	$15,028
2019	$14,759	$14,861	$14,828
2019	$15,704	$15,813	$15,775
2019	$16,940	$17,061	$17,008
2020	$15,981	$16,099	$16,045
2020	$16,437	$16,565	$16,504
2020	$19,050	$19,203	$19,120
2020	$20,142	$20,307	$20,228
2021	$21,604	$21,786	$21,741
2021	$23,630	$23,839	$23,761
2021	$25,319	$25,548	$25,491
2021	$25,418	$25,656	$25,586
2022	$24,231	$24,465	$24,336
2022	$22,736	$22,961	$22,812
2022	$21,936	$22,155	$21,991
2022	$22,653	$22,884	$22,706
2023	$22,260	$22,490	$22,332
2023	$23,183	$23,428	$23,250
2023	$25,157	$25,424	$25,234
2023	$25,501	$25,769	$25,573
2024	$28,614	$28,922	$28,719
2024	$29,564	$29,890	$29,685
2024	$31,714	$32,071	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	26.06%	15.09%	12.23%
ETF Shares Market Price	26.05%	15.11%	12.24%
Russell 3000 Index	26.14%	15.19%	12.36%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 3,947,000,000
Holdings Count | Holding	2,973
Advisory Fees Paid, Amount	$ 65,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$3,947
Number of Portfolio Holdings	2,973
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$65

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.7%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.8%
Financials	11.3%
Health Care	11.8%
Industrials	12.8%
Other	0.0%
Real Estate	2.8%
Technology	32.9%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092021
Shareholder Report [Line Items]
Fund Name	Russell 3000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 3000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. The technology sector was a standout, rising more than 37%. Financials, industrials, and consumer discretionary were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

Line Graph [Table Text Block]
	Institutional Shares	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,152,206	$5,152,384	$5,149,970
2015	$5,297,705	$5,298,950	$5,296,387
2015	$5,339,238	$5,341,681	$5,339,270
2015	$5,014,781	$5,017,776	$5,014,635
2015	$5,281,948	$5,285,479	$5,278,715
2016	$4,881,270	$4,883,306	$4,876,502
2016	$5,343,428	$5,353,610	$5,345,687
2016	$5,580,322	$5,591,751	$5,583,250
2016	$5,712,284	$5,724,584	$5,713,465
2017	$6,153,307	$6,167,285	$6,157,003
2017	$6,285,131	$6,300,725	$6,289,526
2017	$6,473,021	$6,489,938	$6,479,153
2017	$6,979,262	$6,999,571	$6,986,758
2018	$7,145,671	$7,167,855	$7,156,448
2018	$7,226,718	$7,249,705	$7,238,490
2018	$7,777,571	$7,804,041	$7,791,807
2018	$7,360,060	$7,386,410	$7,370,849
2019	$7,503,082	$7,529,779	$7,513,886
2019	$7,403,818	$7,430,673	$7,413,868
2019	$7,876,258	$7,906,269	$7,887,636
2019	$8,496,647	$8,530,604	$8,503,993
2020	$8,016,650	$8,049,518	$8,022,485
2020	$8,247,664	$8,282,491	$8,252,119
2020	$9,560,433	$9,601,491	$9,560,204
2020	$10,108,824	$10,153,435	$10,113,778
2021	$10,842,918	$10,893,196	$10,870,677
2021	$11,861,431	$11,919,467	$11,880,373
2021	$12,709,490	$12,774,113	$12,745,499
2021	$12,759,998	$12,827,776	$12,792,805
2022	$12,164,693	$12,232,373	$12,167,896
2022	$11,414,818	$11,480,364	$11,405,976
2022	$11,013,566	$11,077,461	$10,995,291
2022	$11,374,959	$11,442,044	$11,353,208
2023	$11,176,864	$11,244,862	$11,166,029
2023	$11,641,271	$11,713,950	$11,625,045
2023	$12,632,390	$12,712,200	$12,616,765
2023	$12,804,948	$12,884,731	$12,786,375
2024	$14,369,129	$14,461,125	$14,359,475
2024	$14,847,296	$14,945,015	$14,842,617
2024	$15,927,666	$16,035,726	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	26.09%	15.12%	12.28%
Russell 3000 Index	26.14%	15.19%	12.36%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 3,947,000,000
Holdings Count | Holding	2,973
Advisory Fees Paid, Amount	$ 65,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$3,947
Number of Portfolio Holdings	2,973
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$65

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.7%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.8%
Financials	11.3%
Health Care	11.8%
Industrials	12.8%
Other	0.0%
Real Estate	2.8%
Technology	32.9%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature